SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BRUSSELS CHICAGO DALLAS FRANKFURT GENEVA HONG KONG LONDON LOS ANGELES	NEW YORK PALO ALTO SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

Founded 1866

March 29, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Asset Allocation Portfolio, a series of BlackRock FundsSM
(File Nos. 33-26305, 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplements to the Prospectuses of BlackRock Asset Allocation Portfolio (the “Fund”), dated March 14, 2012 and March 15, 2012, as filed pursuant to Rule 497(e) under the Securities Act of 1933, on March 14, 2012 and March 15, 2012, respectively (the “497 Filings”). The purpose of this filing is to submit the 497 Filings in XBRL for the Fund.

Any questions or comments on the 497 Filings should be directed to the undersigned at (212) 839-5583.

Very truly yours,

/s/ Ellen W. Harris

Ellen W. Harris

Enclosures

cc:	Ben Archibald, Esq.
BlackRock Advisors, LLC

Sidley Austin LLP is a limited liability partnership practicing in affiliation with other Sidley Austin partnerships